Supplier Finance Arrangements - Summary of Carrying Amount of Liabilities Under Supplier Finance Arrangement (Details) - Liabilities Under Supplier Finance Arrangements - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Total	$ 684,755	$ 472,950
Recognized in Suppliers
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Total		23,100
Recognized in Debt
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Total	$ 684,755	$ 449,850